Note 21 - Income Taxes (Details) - Income (Loss) From Continuing Operations Before Income Taxes: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Income (Loss) From Continuing Operations Before Income Taxes: [Abstract]
Canadian	$ 233,630	$ 2,491	$ 57,453
Foreign	(12,055)	1,033	3,171
Income from continuing operations before income taxes	$ 221,575	$ 3,524	$ 60,624